CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Class A ordinary shares
Common stock shares authorized	1,800,000,000	1,800,000,000
Common stock shares issued	761,663,103	750,523,103
Common stock shares outstanding	730,807,661	740,172,377
Class B ordinary shares
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	138,490,401	139,630,401
Common stock shares outstanding	138,490,401	139,630,401